Income Tax Expense - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 11, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant subsidiaries [line items]
Australian prima facie tax rate		30.00%	30.00%	30.00%
Tax and other matters [member] | Controlled foreign companies [member]
Disclosure of significant subsidiaries [line items]
Payments for assessments	$ 115	$ 83
Australian prima facie tax rate	30.00%
Tax and other matters [member] | Controlled foreign companies [member] | Prior years [member]
Disclosure of significant subsidiaries [line items]
Payments for assessments	$ 32